UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	  Dworsky Alan Jacob, dba Mt. Auburn Management
Address:  Three Post Office Square
	  Suite 500
	  Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	May 11, 2004


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	10

Form 13F Information Table Value Total:	$204,686



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Analog Devices                 COM              032654105    18940   394500 SH       SOLE                            394500
Best Buy                       COM              086516101    19188   371000 SH       SOLE                            371000
Boston Scientific              COM              101137107    29073   686000 SH       SOLE                            686000
Caremark Rx                    COM              141705103    11953   359500 SH       SOLE                            359500
Genentech                      COM              368710406    23545   222500 SH       SOLE                            222500
Network Appliance              COM              64120L104    21476   997500 SH       SOLE                            997500
Nokia Corp                     COM              654902204    11428   563500 SH       SOLE                            563500
SAP                            COM              803054204    24136   614000 SH       SOLE                            614000
Schlumberger Ltd               COM              806857108    21964   344000 SH       SOLE                            344000
Zimmer Holdings                COM              98956P102    22982   311500 SH       SOLE                            311500